SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29SUBSEQUENT EVENTS

Management has considered subsequent events through August 12, 2026, and there are no significant events subsequent to June 30, 2026 which would materially affect the Group’s operation results and financial position.